Financial Instruments - Summary of Carrying Amount of Financial Liabilities Related to Supplier Finance Arrangements (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Statements [Line Items]
Amount Received By Suppliers	₩ 625,568
Trade Accounts And Notes Payable [Member]
Statements [Line Items]
Amount Received By Suppliers	617,925
Accounts Payables [Member]
Statements [Line Items]
Amount Received By Suppliers	7,643
Financial liabilities that are part of supplier finance arrangements [member]
Statements [Line Items]
Trade accounts and notes payable	733,651	₩ 1,298,398
Accounts payable	263,327	273,366
Financial liabilities	₩ 996,978	₩ 1,571,764